Inventories (Tables)	6 Months Ended
Sep. 30, 2023
Inventories, Net [Abstract]
Schedule of Inventories	Inventories as of September 30, 2023 and March 31, 2023 consisted of the following:
	September 30, 2023 (Unaudited)	March 31, 2023

Raw materials	$251,059	$243,222
Finished goods	391,662	446,866
Provision for inventory	(149,507)	(158,834)
Total inventories, net	$493,214	$531,254